Stock-based Compensation Plans - Schedule of Assumptions to Estimate Fair Value of Stock Options (Detail)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Share-based Payment Arrangement, Employee [Member]
Expected term of options (years)		5 years
Risk free interest rate		0.79%
Volatility	90.00%	90.00%
Expected dividend	0.00%	0.00%
Risk-free rate, minimum	0.10%
Risk-free rate. maximum	0.40%
Stock Incentive Plan [Member]
Expected term of options (years)		7 years 6 months
Risk free interest rate		68.00%
Volatility		90.00%
Expected dividend		0.00%
Minimum [Member] | Share-based Payment Arrangement, Employee [Member]
Expected term of options (years)	4 months 24 days
Maximum [Member] | Share-based Payment Arrangement, Employee [Member]
Expected term of options (years)	5 years